Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Additional Information (Detail)
		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information of condensed consolidating financial information [line items]
Ownership percentage in subsidiaries	100.00%	100.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Bond amount	$ 500,000,000	$ 500,000,000
Interest rate	3.625%	3.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Bond amount	$ 272,000,000	$ 272,000,000
Interest rate	5.125%	5.125%
Repayment of bonds		$ 28,000,000
Bond amount initially issued	$ 300,000,000	300,000,000
US$ bonds due November 2021 [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Bond amount	$ 812,000,000	$ 812,000,000
Interest rate	4.75%	4.75%